Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000190318 [Member] | Macquarie International Core Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.94%
C000190318 [Member] | Macquarie Diversified Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.03%
C000190318 [Member] | Macquarie Global Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.75%
C000190318 [Member] | Macquarie Core Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.49%
C000190318 [Member] | Macquarie Large Cap Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.53%
C000190318 [Member] | Macquarie Growth and Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%
C000190318 [Member] | Macquarie Value Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
C000190318 [Member] | Macquarie Small Cap Core Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000190318 [Member] | Macquarie Limited Term Diversified Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000190318 [Member] | Macquarie Emerging Markets Debt Corporate Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190318 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.81%
C000190318 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.79%
C000190318 [Member] | Global International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.94%
C000190318 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.08%
C000190318 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000190318 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000190312 [Member] | Macquarie International Core Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.94%
C000190312 [Member] | Macquarie Diversified Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.03%
C000190312 [Member] | Macquarie Global Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.75%
C000190312 [Member] | Macquarie Core Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.49%
C000190312 [Member] | Macquarie Large Cap Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.53%
C000190312 [Member] | Macquarie Growth and Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%
C000190312 [Member] | Macquarie Value Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
C000190312 [Member] | Macquarie Small Cap Core Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000190312 [Member] | Macquarie Limited Term Diversified Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000190312 [Member] | Macquarie Emerging Markets Debt Corporate Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190312 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.81%
C000190312 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.79%
C000190312 [Member] | Global International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.94%
C000190312 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.08%
C000190312 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000190312 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000190314 [Member] | Macquarie International Core Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.94%
C000190314 [Member] | Macquarie Diversified Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.03%
C000190314 [Member] | Macquarie Global Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.75%
C000190314 [Member] | Macquarie Core Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.49%
C000190314 [Member] | Macquarie Large Cap Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.53%
C000190314 [Member] | Macquarie Growth and Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%
C000190314 [Member] | Macquarie Value Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
C000190314 [Member] | Macquarie Small Cap Core Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000190314 [Member] | Macquarie Limited Term Diversified Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000190314 [Member] | Macquarie Emerging Markets Debt Corporate Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190314 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.81%
C000190314 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.79%
C000190314 [Member] | Global International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.94%
C000190314 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.08%
C000190314 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000190314 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000190315 [Member] | Macquarie International Core Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.94%
C000190315 [Member] | Macquarie Diversified Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.03%
C000190315 [Member] | Macquarie Global Bond Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.75%
C000190315 [Member] | Macquarie Core Equity Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.49%
C000190315 [Member] | Macquarie Large Cap Growth Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.53%
C000190315 [Member] | Macquarie Growth and Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%
C000190315 [Member] | Macquarie Value Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
C000190315 [Member] | Macquarie Small Cap Core Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000190315 [Member] | Macquarie Limited Term Diversified Income Fund Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000190315 [Member] | Macquarie Emerging Markets Debt Corporate Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000190315 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.81%
C000190315 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.79%
C000190315 [Member] | Global International Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.94%
C000190315 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.08%
C000190315 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000190315 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%